GENERAL - Acquisition (Details) Rp in Millions, $ in Millions											9 Months Ended	12 Months Ended				13 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 28, 2018 IDR (Rp) shares	Apr. 09, 2018 IDR (Rp) shares	Apr. 02, 2018 IDR (Rp) shares	Aug. 08, 2017 MYR (RM)	Aug. 08, 2017 IDR (Rp)	Jun. 29, 2016 MYR (RM)	Jun. 29, 2016 IDR (Rp)	May 25, 2016 IDR (Rp) shares	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Apr. 25, 2018	Apr. 18, 2018 MYR (RM)	Apr. 18, 2018 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 14, 2017 MYR (RM) item	Dec. 14, 2017 IDR (Rp) item	Dec. 13, 2017 IDR (Rp)	Jul. 02, 2013
Direct/ Indirect subsidiaries
Net book value | $																					$ 13,000
Revenue	Rp 130,788,000											$ 9,095	Rp 130,788,000	Rp 128,256,000	Rp 116,333,000
Profit before income tax												2,510	36,077,000	42,628,000	38,166,000
Issued capital												344					Rp 4,953,000					Rp 5,040,000
Fair values of identifiable assets and liabilities acquired at acquisition date:
Other comprehensive income (loss)												$ 344	4,954,000	Rp (2,332,000)	Rp (2,099,000)
Nutech | Metra
Direct/ Indirect subsidiaries
Net book value																									Rp 18,000
Shares acquired from non controlling interest | shares										36,000
Percentage of ownership interest acquired from non-controlling interest										60.00%
Acquisition cost paid to non-controlling interest										Rp 24,000
Goodwill																					$ 11,000				Rp 6,000
Swadharma Sarana | Metra
Direct/ Indirect subsidiaries
Number of shares issued | shares				11,837
Number of shares acquired | shares					14,600
Percentage of ownership interest acquired				51.00%	36.50%
Acquisition cost				Rp 178,000	Rp 220,000
Net book value				196,000
Revenue													823,000
Profit before income tax													Rp 110,000
Profit before tax											Rp 101,000
Cash consideration				210,000
Fair values of identifiable assets and liabilities acquired at acquisition date:
Total income											Rp 630,000
Swadharma Sarana | SSI
Direct/ Indirect subsidiaries
Acquisition cost				Rp 397,000
CIP PT Collega Inti Pratama [Member] | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares			2,604
Percentage of ownership interest acquired			70.00%
Acquisition cost			Rp 217,000
Net book value			165,000
Profit before tax		Rp 24,000
Cash consideration			Rp 188,000
Fair values of identifiable assets and liabilities acquired at acquisition date:
Total income		Rp 166,000
TSGN | TII
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired																		21.00%					49.00%	49.00%
Number of key managements placed and replaced | item																							3	3
Number of total key managements controls business | item																							5	5
Consideration transferred, acquisition-date fair value																							RM 66,150,000	Rp 220,000
Fair value of identifiable net assets acquired																								309,000
Fair values of identifiable assets and liabilities acquired at acquisition date:
Cash and cash equivalents																								21,000
Trade receivables																								18,000
Other current assets																								57,000
Property and equipment																								770,000
Other non-current assets																								20,000
Current liabilities																								(422,000)
Non-current liabilities																								(155,000)
Fair value of identifiable net assets acquired																								309,000
Fair value of non controlling interest																								(157,000)
Provisional goodwill																								68,000
Fair value consideration transferred																							RM 66,150,000	Rp 220,000
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired																			21.00%	21.00%
Acquisition cost																			RM 8,764,789	Rp 31,000
Goodwill																				61,000
Cash consideration																				Rp 16,000
Fair values of identifiable assets and liabilities acquired at acquisition date:
Total income								RM 13,323,065	Rp 47,000							Rp 23,000
Other comprehensive income (loss)						RM 7,888,930	Rp 28,000									Rp 20,000
Telin Malaysia | TII
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired																										49.00%
PT Upperco | CIP PT Collega Inti Pratama [Member] | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares			2,493
Percentage of ownership interest acquired			67.00%
Acquisition cost			Rp 208,000
PT Abdi | CIP PT Collega Inti Pratama [Member] | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares			111
Percentage of ownership interest acquired			3.00%
Acquisition cost			Rp 9,000